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Schedule of Investments
(unaudited)
Templeton Emerging Markets Income Fund 2
Notes to Schedule of Investments 9

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited), March 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 4.3%
Bermuda 0.0%
†
a ,b
Digicel Group Holdings Ltd. ,
59 .001% , 11/17/33 .............. Wireless Telecommunication Services 582,116 $ 18,421
16 .384% , 11/17/33 .............. Wireless Telecommunication Services 187,133 22,938
41,359
South Africa 0.0%
a ,c ,d
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 8,125,247 —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 2,886,099 EUR —
a ,c ,d
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 61,769,102 —
—
United Kingdom 4.3%
a ,d
ICBC Standard Bank plc , 144A, 15% ,
4/15/26 ...................... Banks 163,630,000,000 UZS 13,417,657
Total Corporate Bonds (Cost $ 47,603,541 ) ......................................
13,459,016
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 96.9%
Argentina 4.1%
Argentina Government Bond ,
Senior Bond , 4.125% , 7/09/35 ..... 16,852,222 12,175,731
Senior Note , 0.75% , 7/09/30 ...... 696,798 584,265
12,759,996
Benin 4.4%
d
Benin Government Bond ,
Senior Bond , 144A, 4.875% , 1/19/32 5,340,000 EUR 5,828,075
Senior Bond , 144A, 4.95% , 1/22/35 . 1,410,000 EUR 1,437,349
Senior Bond , 144A, 6.875% , 1/19/52 6,220,000 EUR 6,190,717
13,456,141
Brazil 2.2%
Brazil Notas do Tesouro Nacional , 10% ,
1/01/33 ...................... 42,460,000 BRL 6,891,325
Cameroon 2.1%
d
Cameroon Government Bond , Senior
Bond , 144A, 5.95% , 7/07/32 ....... 6,370,000 EUR 6,368,233
Colombia 0.9%
Colombia Titulos de Tesoreria ,
B , 7.25% , 10/18/34 ............. 4,572,000,000 COP 879,685
B , 6.25% , 7/09/36 .............. 1,386,000,000 COP 241,029
B , 9.25% , 5/28/42 .............. 8,661,000,000 COP 1,784,344
2,905,058
Dominican Republic 4.4%
d
Dominican Republic Government Bond ,
Senior Bond , Reg S, 6.85% , 1/27/45 14,000,000 13,698,300

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ecuador 6.6%
d
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 23,013,500 $ 20,325,063
Egypt 2.4%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 213,900,000 EGP 3,945,259
d
Senior Bond , 144A, 8.75% , 9/30/51 . 2,960,000 2,602,997
d
Senior Bond , 144A, 7.5% , 2/16/61 .. 1,130,000 861,310
7,409,566
El Salvador 0.2%
d
El Salvador Government Bond , Senior
Bond , 144A, 7.65% , 6/15/35 ....... 655,000 642,116
Gabon 3.5%
d
Gabon Government Bond ,
Senior Bond , 144A, 6.625% , 2/06/31 6,860,000 5,746,191
Senior Bond , 144A, 7% , 11/24/31 ... 5,960,000 4,935,026
10,681,217
Ghana 1.6%
Ghana Government Bond ,
8.35% , 2/16/27 ................ 4,969,104 GHS 450,317
8.5% , 2/15/28 ................. 6,909,227 GHS 610,289
8.65% , 2/13/29 ................ 7,162,361 GHS 624,793
9.1% , 2/10/32 ................. 10,649,728 GHS 844,318
9.25% , 2/08/33 ................ 2,909,190 GHS 226,052
9.55% , 2/06/35 ................ 1,483,451 GHS 117,320
9.85% , 2/03/37 ................ 1,313,265 GHS 101,628
d
Senior Bond , 144A, 5% , 7/03/35 .... 820,000 701,450
d
Senior Bond , 144A, 1.5% , 1/03/37 .. 2,610,000 1,370,115
5,046,282
India 5.5%
India Government Bond ,
7.26% , 1/14/29 ................ 540,080,000 INR 5,830,982
Senior Bond , 7.18% , 8/14/33 ...... 717,500,000 INR 7,633,779
Senior Bond , 7.1% , 4/08/34 ....... 104,340,000 INR 1,102,919
Senior Bond , 6.79% , 10/07/34 ..... 250,300,000 INR 2,598,433
17,166,113
Ivory Coast 5.2%
d
Ivory Coast Government Bond ,
Senior Bond , 144A, 5.25% , 3/22/30 . 2,500,000 EUR 2,857,140
Senior Bond , 144A, 5.875% , 10/17/31 4,000,000 EUR 4,533,741
Senior Bond , 144A, 6.875% , 10/17/40 7,058,000 EUR 7,692,305
Senior Bond , 144A, 6.625% , 3/22/48 1,140,000 EUR 1,143,324
16,226,510
Kazakhstan 8.0%
Kazakhstan MEOKAM , 15.35% ,
11/18/27 ..................... 21,000,000 KZT 43,320
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 283,500,000 KZT 546,441
10.4% , 4/12/28 ................ 738,400,000 KZT 1,399,781
15.3% , 3/03/29 ................ 1,819,600,000 KZT 3,756,444

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Kazakhstan (continued)
Kazakhstan MEUKAM, (continued)
11% , 3/31/29 .................. 274,670,000 KZT $ 512,153
10.55% , 7/28/29 ................ 3,078,400,000 KZT 5,616,975
11% , 2/04/30 .................. 706,110,000 KZT 1,293,237
12% , 3/07/30 .................. 1,963,150,000 KZT 3,704,632
12% , 2/22/31 .................. 1,034,880,000 KZT 1,926,875
10.3% , 3/17/31 ................ 570,900,000 KZT 995,602
14% , 5/12/31 .................. 668,338,000 KZT 1,335,690
Senior Bond , 5.49% , 3/27/27 ...... 706,000,000 KZT 1,341,665
Senior Bond , 5% , 4/18/28 ........ 552,330,000 KZT 944,662
Senior Bond , 5.5% , 9/20/28 ....... 301,700,000 KZT 503,304
Senior Bond , 7.68% , 8/13/29 ...... 485,960,000 KZT 814,167
24,734,948
Kenya 4.1%
d
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 11,980,000 12,310,800
Kenya Infrastucture Bond ,
12.5% , 1/10/33 ................ 10,100,000 KES 80,685
14.399% , 2/20/40 ............... 49,000,000 KES 403,010
12,794,495
Laos 2.1%
d
Laos Government Bond , Senior Note ,
144A, 11.25% , 11/12/30 .......... 6,440,000 6,592,950
Nigeria 1.8%
d
Nigeria Government Bond , Senior Bond ,
144A, 10.375% , 12/09/34 ......... 4,790,000 5,495,695
Panama 3.6%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 920,000 957,094
Senior Bond , 6.7% , 1/26/36 ....... 4,030,000 4,260,355
Senior Bond , 6.875% , 1/31/36 ..... 1,770,000 1,885,749
Senior Bond , 8% , 3/01/38 ........ 3,440,000 3,946,884
11,050,082
Rwanda 5.2%
d
Rwanda Government Bond , Senior
Bond , 144A, 5.5% , 8/09/31 ........ 17,814,000 15,991,508
South Africa 14.3%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 160,020,000 ZAR 9,299,433
8.5% , 1/31/37 ................. 126,509,000 ZAR 6,992,002
9% , 1/31/40 ................... 198,900,000 ZAR 11,050,775
8.75% , 1/31/44 ................ 312,814,700 ZAR 16,763,678
44,105,888
Supranational 5.5%
d,e
European Investment Bank , Senior
Note , 144A, 6.25% , 7/11/30 ....... 175,500,000 INR 1,745,942
e
International Bank for Reconstruction &
Development ,
Senior Note , 12% , 7/16/27 ........ 27,800,000,000 COP 7,436,389
Senior Note , 6.89% , 2/06/30 ...... 75,500,000 INR 797,278

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational (continued)
e
International Bank for Reconstruction &
Development, (continued)
e
International Finance Corp. , 8.25% ,
9/18/28 ...................... 29,301,000,000 COP $ 7,182,380
17,161,989
Uganda 2.9%
Uganda Government Bond ,
14.25% , 8/23/29 ................ 229,000,000 UGX 61,629
16% , 11/14/30 ................. 2,987,000,000 UGX 830,058
17% , 4/03/31 .................. 248,000,000 UGX 70,967
14.375% , 2/03/33 ............... 8,797,000,000 UGX 2,260,514
16% , 5/14/37 .................. 21,232,000,000 UGX 5,709,497
8,932,665
Uruguay 2.2%
f
Uruguay Government Bond , Index
Linked, Senior Bond , 3.7% , 6/26/37 . 252,220,805 UYU 6,695,688
Uzbekistan 1.0%
d
Uzbekistan Government Bond , Senior
Note , 144A, 16.25% , 10/12/26 ..... 34,790,000,000 UZS 2,973,675
Zambia 3.1%
Zambia Government Bond , 14% ,
11/23/27 ..................... 182,000,000 ZMW 9,501,794
Total Foreign Government and Agency Securities (Cost $ 279,437,318 ) ............
299,607,297
Shares
Escrows and Litigation Trusts 0.0%
†
a,g
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 17,773
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
17,773
Total Long Term Investments (Cost $ 327,040,859 ) ...............................
313,084,086
Short Term Investments 13.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.0%
Egypt 9.0%
b
Egypt Treasury Bills ,
23 .888% , 4/07/26 ............... 196,700,000 EGP 3,600,944
22 .842% , 4/14/26 ............... 130,025,000 EGP 2,372,017
22 .766% , 6/16/26 ............... 286,925,000 EGP 5,015,800
21 .756% , 6/23/26 ............... 88,025,000 EGP 1,531,764
22 .42% , 6/30/26 ................ 164,225,000 EGP 2,847,388
22 .451% , 7/07/26 ............... 204,775,000 EGP 3,534,291
21 .662% , 7/14/26 ............... 153,300,000 EGP 2,640,630
21 .61% , 8/18/26 ................ 44,275,000 EGP 745,811
23 .373% , 9/22/26 ............... 218,125,000 EGP 3,593,994
21 .915% , 10/13/26 .............. 72,575,000 EGP 1,180,260

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
b
Egypt Treasury Bills, (continued)
20 .901% , 1/12/27 ............... 56,325,000 EGP $ 868,416
27,931,315
Total Foreign Government and Agency Securities (Cost $ 31,174,283 ) ..............
27,931,315
U.S. Government and Agency Securities 4.2%
United States 4.2%
b
U.S. Treasury Bills , 3 .626% , 4/02/26 .. 13,000,000 12,998,691
Total U.S. Government and Agency Securities (Cost $ 12,998,690 ) .................
12,998,691
Shares
Money Market Funds 0.6%
United States 0.6%
h,i
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 1,814,842 1,814,842
Total Money Market Funds (Cost $ 1,814,842 ) ...................................
1,814,842
a a a a a
Total Short Term Investments (Cost $ 45,987,815 ) ................................
42,744,848
a a a
Total Investments (Cost $ 373,028,674 ) 115.0% ..................................
$355,828,934
Credit Facility (21.0) % ........................................................
(65,000,000)
Other Assets, less Liabilities 6.0% .............................................
18,428,575
Net Assets 100.0% ...........................................................
$309,257,509
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
The rate shown represents the yield at period end.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $145,461,679, representing 47.0% of net assets.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
g
Non-income producing.
h
See Note 3 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... BAST Buy 37,955,000 7,225,808 4/02/26 $ 101,625 $ —
Brazilian Real ...... BAST Sell 37,955,000 7,240,557 4/02/26 — (86,875)
Brazilian Real ...... JPHQ Buy 90,506,000 15,887,304 4/02/26 1,585,403 —
Brazilian Real ...... JPHQ Sell 90,506,000 17,263,901 4/02/26 — (208,806)
Brazilian Real ...... MSCO Buy 44,800,000 7,867,931 4/02/26 780,968 —
Brazilian Real ...... MSCO Sell 44,800,000 8,543,097 4/02/26 — (105,802)
Chinese Yuan ...... HSBK Buy 57,325,773 8,303,630 4/15/26 27,962 —
Chinese Yuan ...... HSBK Sell 57,325,773 8,262,460 4/15/26 — (69,133)
Chilean Peso ...... JPHQ Buy 2,227,600,000 2,570,565 4/27/26 — (164,427)
Chinese Yuan ...... JPHQ Buy 27,143,099 3,938,897 5/21/26 16,080 —
Chinese Yuan ...... JPHQ Sell 27,143,099 3,857,636 5/21/26 — (97,342)
Chilean Peso ...... HSBK Buy 1,845,200,000 2,026,690 6/09/26 — (33,223)
Mexican Peso ...... BNDP Buy 15,984,356 858,479 6/10/26 27,925 —
Mexican Peso ...... HSBK Buy 325,103,151 17,462,891 6/10/26 565,521 —
Chilean Peso ...... HSBK Buy 1,499,500,000 1,654,949 6/16/26 — (34,981)
Indian Rupee ...... CITI Buy 244,617,460 2,625,355 6/17/26 — (47,936)
Indian Rupee ...... HSBK Buy 1,628,784,777 17,490,306 6/17/26 — (328,568)
South Korean Won .. DBAB Buy 17,292,000,000 11,736,519 6/17/26 — (216,173)
South Korean Won .. HSBK Buy 526,000,000 356,224 6/17/26 — (5,790)
Malaysian Ringgit ... GSCO Buy 43,100,000 11,005,005 6/18/26 — (335,524)
Chilean Peso ...... HSBK Buy 1,695,700,000 1,872,750 6/22/26 — (40,838)
Brazilian Real ...... BAST Buy 37,955,000 7,093,995 7/02/26 83,691 —
Brazilian Real ...... JPHQ Buy 90,506,000 16,914,954 7/02/26 200,674 —
Brazilian Real ...... MSCO Buy 44,800,000 8,370,233 7/02/26 101,914 —
Thai Baht ......... HSBK Sell 158,677,000 4,848,341 7/02/26 225 —
Malaysian Ringgit ... GSCO Buy 51,620,000 12,831,221 7/22/26 — (41,372)
Chinese Yuan ...... MSCO Buy 23,644,000 3,445,336 7/27/26 15,562 —
Chinese Yuan ...... MSCO Sell 23,644,000 3,430,515 7/27/26 — (30,384)
Thai Baht ......... HSBK Sell 113,840,000 3,463,077 8/03/26 — (24,923)
Columbian Peso .... JPHQ Buy 20,699,500,000 5,456,571 8/05/26 16,812 —
Columbian Peso .... MSCO Buy 2,249,000,000 589,384 8/05/26 5,299 —
Mexican Peso ...... BNDP Buy 43,984,366 2,522,878 8/31/26 — (101,172)
Mexican Peso ...... HSBK Buy 92,120,758 5,282,456 8/31/26 — (210,440)
Thai Baht ......... CITI Sell 180,887,000 5,540,948 10/02/26 — (30,473)
Thai Baht ......... HSBK Sell 157,869,000 4,848,318 10/02/26 — (14,135)
Uruguayan Peso .... HSBK Buy 565,240,000 13,563,047 10/19/26 166,670 —
Uzbekistan Sum .... DBAB Buy 20,900,000,000 1,625,827 1/27/27 — (20,289)
Total Forward Exchange Contracts ................................................... $3,696,331 $(2,248,606)
Net unrealized appreciation (depreciation) ............................................ $1,447,725
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At March 31, 2026 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 12.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.3% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 55,159,032 BRL $ (659,000) $ — $ (659,000)
Receive Fixed 8.208% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL (54,115) — (54,115)
Receive Fixed 8.675% . Quarterly
Pay Floating 1-day IBR Quarterly 9/25/28 130,500,000,000 COP (2,559,798) — (2,559,798)
Receive Fixed 8.69% .. Monthly
Pay Floating 1-day
TIIEOIS .......... Monthly 12/05/28 450,000,000 MXN 582,597 — 582,597
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 44,361,792 BRL (914,980) — (914,980)
Receive Fixed 8.388% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (121,114) — (121,114)
Receive Fixed 8.423% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (166,861) — (166,861)
Receive Fixed 8.468% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (148,019) — (148,019)
Receive Fixed 8.503% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (78,273) — (78,273)
Receive Fixed 13.583% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/03/33 15,010,484 BRL (43,139) — (43,139)
Receive Fixed 13.6% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/03/33 9,936,151 BRL (25,273) — (25,273)
Total Interest Rate Swap Contracts ................................. $(4,187,975) $ — $(4,187,975)
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act)
as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $2,285,077 $27,718,610 $(28,188,845) $— $— $1,814,842 1,814,842 $94,270
Total Affiliated Securities ... $2,285,077 $27,718,610 $(28,188,845) $— $— $1,814,842 $94,270
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2026, the reconciliation is as follows:
Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs as well as the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 13,459,016
b
$ 13,459,016
Foreign Government and Agency Securities .... — 299,607,297 — 299,607,297
Escrows and Litigation Trusts ............... — — 17,773 17,773
Short Term Investments ................... 1,814,842 40,930,006 — 42,744,848
Total Investments in Securities ........... $1,814,842 $340,537,303 $13,476,789 $355,828,934
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,696,331 $— $3,696,331
Swap Contracts ......................... — 582,597 — 582,597
Total Other Financial Instruments ......... $— $4,278,928 $— $4,278,928
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,248,606 $— $2,248,606
Swap Contracts ......................... — 4,770,572 — 4,770,572
Total Other Financial Instruments ......... $— $7,019,178 $— $7,019,178
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds :
Bermuda .... $ 41,359 $ — $ — $ — $ — $ 6,513 $ — $ (6,513) $ 41,359 $ (6,513)
South Africa .. —
a
— — — — — — — —
a
(388)
United Kingdom 14,124,589 — — — — 5,933 — (712,865) 13,417,657 (712,865)
Escrows and
Litigation Trusts 18,161 — — — — — — (388) 17,773 —
Total Investments in
Securities ....... $14,184,109 $— $— $— $— $12,446 $— $(719,766) $13,476,789 $(719,766)
a
Includes financial instruments determined to have no value.
4. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KES
Kenyan Shilling
KZT
Kazakhstani Tenge
MXN
Mexican Peso
UGX
Ugandan Shilling
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
ZMW
Zambian Kwacha
Selected Portfolio
CDI
certificado de deposito interbancario
IBR
Interbank Rate
TIIEOIS
Interbank Equilibrium Interest Rate Overnight
Index Swaps
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.65%
1-day IBR .......................... 9.64%
1-day TIIEOIS ....................... 6.94%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.